Earnings/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Summary of Basic and Diluted Earnings (Loss) per Share

Basic and diluted earnings/(loss) per share is analysed as follows:

	2025	2024	2023
Weighted average number of ordinary shares	55,073,045	55,073,045	55,073,045
Basic earnings/(losses) per share	(0.54)	(0.28)	(0.29)
Diluted earnings/(losses) per share	(0.54)	(0.28)	(0.29)